Financing Agreements - Long-term Debt (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Term Loan 2.21% Syndicated Bank term Loan, Due 2014		Dec. 31, 2012 Term Loan 2.21% Syndicated Bank term Loan, Due 2014		Dec. 31, 2011 Term Loan 2.21% Syndicated Bank term Loan, Due 2014		Mar. 31, 2013 Debentures 6.75% Lion Connecticut Holdings Inc. debentures, due 2013		Dec. 31, 2012 Debentures 6.75% Lion Connecticut Holdings Inc. debentures, due 2013		Dec. 31, 2011 Debentures 6.75% Lion Connecticut Holdings Inc. debentures, due 2013		Mar. 31, 2013 Debentures 7.25% Lion Connecticut Holdings Inc. debentures, due 2023		Dec. 31, 2012 Debentures 7.25% Lion Connecticut Holdings Inc. debentures, due 2023		Dec. 31, 2011 Debentures 7.25% Lion Connecticut Holdings Inc. debentures, due 2023		Mar. 31, 2013 Debentures 7.63% Lion Connecticut Holdings Inc. debentures, due 2026		Dec. 31, 2012 Debentures 7.63% Lion Connecticut Holdings Inc. debentures, due 2026		Dec. 31, 2011 Debentures 7.63% Lion Connecticut Holdings Inc. debentures, due 2026		Mar. 31, 2013 Debentures 6.97% Lion Connecticut Holdings Inc. debentures, due 2036		Dec. 31, 2012 Debentures 6.97% Lion Connecticut Holdings Inc. debentures, due 2036		Dec. 31, 2011 Debentures 6.97% Lion Connecticut Holdings Inc. debentures, due 2036		Mar. 31, 2013 Notes Payable 8.42% Equitable of Iowa Companies Capital Trust II Notes, due 2027	Dec. 31, 2012 Notes Payable 8.42% Equitable of Iowa Companies Capital Trust II Notes, due 2027	Dec. 31, 2011 Notes Payable 8.42% Equitable of Iowa Companies Capital Trust II Notes, due 2027	Mar. 31, 2013 Notes Payable 2.56% Lion Connecticut Holdings Inc. Floating Rate Note, due 2016	Dec. 31, 2012 Notes Payable 2.56% Lion Connecticut Holdings Inc. Floating Rate Note, due 2016		Dec. 31, 2011 Notes Payable 2.56% Lion Connecticut Holdings Inc. Floating Rate Note, due 2016		Mar. 31, 2013 Property Loan 1.00% Windsor Property Loan	Dec. 31, 2012 Property Loan 1.00% Windsor Property Loan	Dec. 31, 2011 Property Loan 1.00% Windsor Property Loan	Jun. 16, 2007 Property Loan 1.00% Windsor Property Loan	Mar. 31, 2013 Surplus Notes 0.96% Surplus Floating Rate Note (December 2037 maturity)	Dec. 31, 2012 Surplus Notes 0.96% Surplus Floating Rate Note (December 2037 maturity)		Dec. 31, 2011 Surplus Notes 0.96% Surplus Floating Rate Note (December 2037 maturity)		Mar. 31, 2013 Surplus Notes 0.96% Surplus Floating Rate Note (June 2037 maturity)		Dec. 31, 2012 Surplus Notes 0.96% Surplus Floating Rate Note (June 2037 maturity)		Dec. 31, 2011 Surplus Notes 0.96% Surplus Floating Rate Note (June 2037 maturity)	Mar. 31, 2013 Senior Notes 5.5% Senior Notes, due 2022	Dec. 31, 2012 Senior Notes 5.5% Senior Notes, due 2022	Jul. 13, 2012 Senior Notes 5.5% Senior Notes, due 2022	Dec. 31, 2011 Senior Notes 5.5% Senior Notes, due 2022	Mar. 31, 2013 Senior Notes 2.9% Senior Notes, due 2018	Feb. 11, 2013 Senior Notes 2.9% Senior Notes, due 2018	Dec. 31, 2012 Senior Notes 2.9% Senior Notes, due 2018	Jul. 13, 2012 Senior Notes 2.9% Senior Notes, due 2018
Debt Instrument [Line Items]
Total	$ 3,758,000,000	$ 4,043,700,000	$ 1,843,100,000	$ 425,000,000	[1]	$ 1,350,000,000	[1],[2]	$ 0	[2]	$ 138,500,000	[3]	$ 138,300,000	[3]	$ 137,900,000	[3]	$ 158,200,000	[3]	$ 158,100,000	[3]	$ 157,600,000	[3]	$ 231,900,000	[3]	$ 231,900,000	[3]	$ 231,600,000	[3]	$ 108,600,000	[3]	$ 108,600,000	[3]	$ 108,700,000	[3]	$ 13,900,000	$ 13,900,000	$ 14,000,000	$ 500,000,000	$ 500,000,000	[4]	$ 500,000,000	[4]	$ 4,900,000	$ 4,900,000	$ 4,900,000		$ 0	$ 359,300,000	[5]	$ 359,300,000	[5]	$ 329,100,000	[6]	$ 329,100,000	[6]	$ 329,100,000	$ 849,600,000	$ 849,600,000		$ 0	$ 998,300,000		$ 0
Less: Current portion of long-term debt	317,200,000	872,600,000	500,000,000
Long-term debt	$ 3,440,800,000	$ 3,171,100,000	$ 1,343,100,000
Annual interest rate on loan		2.25%		2.20%		2.21%				6.75%		6.75%				7.25%		7.25%				7.63%		7.63%				6.97%		6.97%				8.42%	8.42%		2.54%	2.56%				1.00%	1.00%		1.00%	0.96%	0.96%				0.93%		0.96%			5.50%	5.50%	5.50%		2.90%	2.90%		2.90%

[1]	On May 21, 2013, the outstanding loan balance was repaid.
[2]	See the "Credit Facilities" section of this note for information on the Term Loan Agreement of the Senior Credit Facility.
[3]	Guaranteed by ING Group.
[4]	See the "Affiliated Financing Agreements" in the Related Party Transactions note to these Consolidated Financial Statements.
[5]	On January 3, 2013, the note was repaid. See the "Surplus Notes" section of this note below.
[6]	On April 19, 2013, the note was repaid.